Restructuring (Summary Of Company's Restructuring Liabilities And Related Activity For Each Type Of Exit Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 8	$ 24	$ 55
Provisions	26	5	8
Reversals	(1)	(4)	(8)
Payments	(15)	(21)	(36)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions	1	4	8
Reversals	(1)	(4)	(8)
Payments	(3)	(13)	(31)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	11
Payments	(1)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	4
Employee Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	8	24	55
Provisions	25	4	10
Reversals	(1)	(4)	(8)
Payments	(14)	(16)	(30)
Foreign currency			(3)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	12	8	24
Employee Costs [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	18	52
Provisions		1	3
Reversals	(1)	(4)	(8)
Payments	(2)	(10)	(26)
Foreign currency			(3)
Restructuring Reserve, Ending Balance	2	5	18
Employee Costs [Member] | Restructuring Plan 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	11
Payments	(1)
Reclassification to pension liability	(6)
Restructuring Reserve, Ending Balance	4
Facility Costs [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	1	5	6
Payments	(1)	(5)	(6)
Facility Costs [Member] | Restructuring Plan 2009 [Member]
Restructuring Cost and Reserve [Line Items]
Provisions	1	3	5
Payments	$ (1)	$ (3)	$ (5)